INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 3,589,000
2016	3,037,000
2017	2,980,000
2018	2,179,000
2019 and thereafter	2,679,000
Finite Lived Intangible Assets Amortization Expenses	$ 14,464,000